Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

10. RELATED PARTY BALANCES AND TRANSACTIONS

Below summarizes the major related parties and their relationships with the Group, and the nature of their services provided to/by the Group:

Name of related parties	Relationship with the Group	Major transaction with the Group
Nanjing Lefang	Investee with significant influence	Borrower acquisition and referral services purchased by the Group, consulting service provided to Nanjing Lefang by the Group, and related party loan
Hainan Chenxi Investment Consulting Co., Ltd (“Hainan Chenxi”)	Investee with significant influence (Since July 2020)	Related party loan and referral services
Diaobiao Zhonghai (Beijing）Technology Co., Ltd (“Diaobiao Zhonghai”)	Equity method investee (Since July 2020)	Capital
Zhongzheng Jinniu (Beijing) Investment Consulting Co., Ltd (“Zhongzheng Jinniu”)	Equity method investee (Since 2018)	Related party loan
Beijing Lize Jiaxing Technology Co., LTD (“Lize Jiaxing”)	Equity method investee (Since 2022)	Related party loan
Zhuhai Yuanxin Investment Partnership (“Zhuhai Yuanxin”)	Equity method investee (Since 2021)	Related party loan
Shuimu Online (Beijing) Technology Co., Ltd(Shuimu Online)	Equity method investee (Since 2020)	Related party loan

Details of related party balances and transactions as of and for the years ended December 31, 2022, 2023 and 2024 are as follows:

(1)	Revenue provided by related parties

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Hainan Chenxi	519	229	4

(2)	Amounts due from related parties

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Zhongzheng Jinniu	25,030	57,108	58,005
Hainan Chenxi	67,750	92,397	92,360
Nanjing Lefang	50,000	43,500	43,100
Zhuhai Yuanxin	—	5,000	5,000
Lize Jiaxing	—	50	150
Subtotal	142,780	198,055	198,615
Impairment	(142,780)	(198,055)	(198,615)
Total	—	—	—

The Group entered into several loan agreements with Hainan Chenxi and as of December 31, 2024, the Group had RMB92,360 loans receivable from Hainan Chenxi outstanding, with terms 6 months and interest at 5.5%. There were no new loan agreements between Group and Hainan Chenxi in 2024. Chenxi repaid accounts payable of RMB37 in 2024. Chenxi repaid accounts payable of RMB37, RMB665 in 2024 and March 31,2025, respectively.

The Group entered into several loan agreements with Zhongzheng Jinniu, and had RMB58,005 loans receivable from Zhongzheng Jinniu outstanding with terms 6 months and with interest at 14.00% as of December 31, 2024.

The Group had RMB150 loans receivable from Lize Jiaxing outstanding, with terms 6 months and with interest at 4.35%. The Group had RMB 5,000 loans receivable from Zhuhai Yuanxin outstanding, with terms 12 months and with interest at 4.35%. The Group had RMB43,500 loans receivable with Nanjing Lefang, with terms 7 months and with interest of nil. Nanjing Lefang repaid the loan of RMB400 and outstanding balance was RMB43,100 as of December 31, 2024.

Due to poor operations of Zhongzheng Jinniu , Hainan Chenxi, Nanjing Lefang and Zhuhai Yuanxin, the Group fully impaired the loans as of December 31, 2024.

(3)	Amounts due to related parties

	December 31, 2023	December 31, 2024
	RMB	RMB
Shuimu online	882	1,402
Nanjing Lefang	4,620	4,620
Diaobiao Zhonghai	3	—
Total	5,505	6,022

Nanjing Lefang provided referral services and consulting services to the Group. The Group had RMB4,620 payable to Nanjing Lefang.